Average Annual Total Returns - Columbia Select Large Cap Value Fund	Oct. 01, 2020
RussellValueIndexreflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
SP500Indexreflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	31.49%
5 Years	11.70%
10 Years	13.56%
Class A
Average Annual Return:
1 Year	19.30%
5 Years	7.33%
10 Years	11.76%
Inception Date	Apr. 25, 1997
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	17.39%
5 Years	5.91%
10 Years	10.74%
Inception Date	Apr. 25, 1997
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.70%
5 Years	5.55%
10 Years	9.63%
Inception Date	Apr. 25, 1997
Class C
Average Annual Return:
1 Year	24.58%
5 Years	7.78%
10 Years	11.58%
Inception Date	May 27, 1999
Class R
Average Annual Return:
1 Year	26.27%
5 Years	8.33%
10 Years	12.14%
Inception Date	Apr. 30, 2003
Class Inst2
Average Annual Return:
1 Year	26.90%
5 Years	8.94%
10 Years	12.81%
Inception Date	Nov. 30, 2001
Class Inst
Average Annual Return:
1 Year	26.90%
5 Years	8.87%
10 Years	12.69%
Inception Date	Sep. 27, 2010
Class Adv
Average Annual Return:
1 Year	26.88%
5 Years	8.87%
10 Years	12.63%
Inception Date	Nov. 08, 2012
Class Inst3
Average Annual Return:
1 Year	27.03%
5 Years	9.01%
10 Years	12.65%
Inception Date	Oct. 01, 2014